Note 2 - Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Property, Plant and Equipment, Estimated Useful Lives
Asset Category	Useful Lives - Years
Buildings	20
Plant and Machinery	10	to	15
Industrial Equipment	10
Furniture and Fixtures	5	to	10
Leasehold Improvements	Lesser of the useful life or the term of the respective lease
Internally Developed Software	15